Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue, net	$ 3,042,988	$ 7,114,095	$ 18,403,610
Cost of goods sold	2,547,678	6,182,895	13,913,819
Gross profit	495,310	931,200	4,489,791
Operating expenses:
Selling and distribution expenses	3,816	2,136	1,229
General and administrative expenses	1,183,240	386,770	446,187
Total operating expenses	1,187,056	388,906	447,416
Operating (loss) income	(691,746)	542,294	4,042,375
Other expenses (income)
Interest expense			2,900
Other expenses (income), net	(281)	(1,084)	16,592
Total other expenses (income), net	(281)	(1,084)	19,492
(Loss) Income before provision for taxes	(691,465)	543,378	4,022,883
Provision for income taxes	7,641	75,504	498,661
Net income (loss)	(699,106)	467,874	3,524,222
Less: net income (loss) attributable to non-controlling interest	1,266	6,252	37,265
Net (loss) income attributable to Epsium Enterprise Limited	(700,372)	461,622	3,486,957
Other comprehensive (loss) income
Foreign currency translation (loss) gain	(106,091)	9,504	(15,228)
Comprehensive income (loss) attributable to Epsium Enterprise Limited	$ (806,463)	$ 471,126	$ 3,471,729
(Loss) Earnings per ordinary share
Basic (in Dollars per share)	$ (0.05)	$ 0.04	$ 0.29
Diluted (in Dollars per share)	$ (0.05)	$ 0.04	$ 0.29
Weighted average number of ordinary shares outstanding
Basic (in Shares)	12,732,689	12,000,534	12,000,534
Diluted (in Shares)	12,732,689	12,000,534	12,000,534